Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Fair Value Disclosures [Abstract]
Schedule of Fair value on Recurring Basic

The following table sets forth the Company’s financial assets and liabilities that were measured at fair value on a recurring basis as of March 31, 2019:

	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
At March 31, 2019:
Total contingent consideration liability	$-	$-	$503,000	$503,000

The following table sets forth the Company’s financial assets and liabilities that were measured at fair value on a recurring basis as of December 31, 2018:

	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
At December 31, 2018:
Total contingent consideration liability	$-	$-	$499,000	$499,000

The Company evaluates its financial assets and liabilities subject to fair value measurements on a recurring basis to determine the appropriate level of classification for each reporting period. The following table sets forth the Company’s financial assets and liabilities that were measured at fair value on a recurring basis as of December 31, 2018 (there were no assets or liabilities that were measured at fair value on a recurring basis as of December 31, 2017):

	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
At December 31, 2018:
Current portion of contingent consideration	-	-	$236,000	$236,000
Contingent consideration, net of current portion	-	-	263,000	263,000
Total contingent consideration liability	$-	$-	$499,000	$499,000

Schedule of Change in Fair Value of Contingent Consideration Liability Using Unobservable Level 3 Inputs

The following table summarizes the change in fair value, as determined by Level 3 inputs, for the contingent consideration liability using unobservable Level 3 inputs for the three months ended March 31, 2019:

Contingent Consideration
(Unaudited)
Balance as of December 31, 2018	$499,000
Payments against contingent consideration	-
Change in fair value of contingent consideration liability	(10,000)
Accretion of contingent consideration liability	14,000
Balance as of March 31, 2019	$503,000